UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03735
The New Economy Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2024
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund®
Class 529-A | CNGAX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 42	0.78% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-014-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class 529-C | CNGCX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 84	1.55% *

*Annualized
Key fund statistics
Fund net assets (in millions )	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-014-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund®
Class 529-E | CNGEX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 55	1.02% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-014-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund®
Class 529-F-1 | CNGFX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 33	0.61% *

*Annualized
Key fund statistics
Fund net assets (in millions )	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-014-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund®
Class 529-F-2 | FNEEX
for the six months ended
May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 29	0.53% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only
one
copy
of most shareholder documents will be mailed to
shareholders
with
multiple
accounts
at
the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-014-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund®
Class 529-F-3 | FNNEX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 25	0.47% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio
holdings
by
sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-014-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund®
Class 529-T | TENEX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 30	0.56% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio holdings by
sector
(
percent
of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-014-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund®
Class A | ANEFX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 41	0.75% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio holdings by sector
(
percent
of
net
assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only
one
copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-014-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund®
Class C | ANFCX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.51% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-014-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund®
Class F-1 | ANFFX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.79% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-014-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund®
Class F-2 | NEFFX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 28	0.51% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-014-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund®
Class F-3 | FNEFX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 22	0.41% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-014-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund®
Class R-1 | RNGAX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $ 10,000 investment
Class R-1	$ 80	1.49% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only
one
copy of most shareholder documents will be mailed to
shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-014-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund®
Class R-2 | RNGBX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R
2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 80	1.49% *

*
Annualized
Key fund statistics
Fund net assets (in millions )	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only
one
copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-014-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund®
Class R-2E | RNNEX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 65	1.20% *

*Annualized
Key fund statistics
Fund net assets (in millions )	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to
shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-014-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund®
Class R-3 | RNGCX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last
six
months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 57	1.05% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-014-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund®
Class R-4 | RNGEX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 41	0.76% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one
copy
of most
shareholder
documents
will
be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-014-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund®
Class R-5 | RNGFX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 25	0.46% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one
copy
of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-014-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund®
Class R-5E | RNGHX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 30	0.56% *

*Annualized
Key fund statistics
Fund net assets (in millions )	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-014-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund®
Class R-6 | RNGGX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 22	0.41% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be
mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-014-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class T | TNEEX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (
800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 26	0.49% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%
Portfolio
holdings
by
sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. MFTTSRX-014-0724 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The New Economy Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended May 31, 2024
Lit. No. MFGEFP2-014-0724 © 2024 Capital Group. All rights reserved.

Investment portfolio May 31, 2024unaudited

Common stocks 97.87%		Shares	Value (000)
Information technology 35.78%
	Broadcom, Inc.	1,582,482	$2,102,407
	Microsoft Corp.	4,666,532	1,937,217
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,526,464	834,717
	Taiwan Semiconductor Manufacturing Co., Ltd.	18,453,000	465,745
	NVIDIA Corp.	937,549	1,027,863
	SK hynix, Inc.	5,430,090	744,037
	Micron Technology, Inc.	5,927,188	740,898
	Apple, Inc.	2,286,028	439,489
	Salesforce, Inc.	1,619,824	379,752
	Arista Networks, Inc.[1]	981,951	292,278
	Insight Enterprises, Inc.[1]	1,285,278	251,272
	Shopify, Inc., Class A, subordinate voting shares[1]	3,081,447	182,268
	Motorola Solutions, Inc.	499,198	182,162
	ASML Holding NV	174,030	166,839
	NEC Corp.	2,091,100	156,148
	Accenture PLC, Class A	457,353	129,106
	MediaTek, Inc.	3,037,400	115,414
	SAP SE	624,839	112,585
	Seagate Technology Holdings PLC	1,103,690	102,908
	Palo Alto Networks, Inc.[1]	346,257	102,115
	ServiceNow, Inc.[1]	138,034	90,679
	Adobe, Inc.[1]	183,722	81,712
	Constellation Software, Inc.	28,412	79,028
	Synopsys, Inc.[1]	129,742	72,759
	eMemory Technology, Inc.	1,071,000	72,481
	Keyence Corp.	159,300	71,874
	EPAM Systems, Inc.[1]	388,176	69,068
	Monday.com, Ltd.[1]	266,471	60,198
	Renesas Electronics Corp.	2,991,700	56,210
	RingCentral, Inc., Class A1	1,638,358	56,032
	Wolfspeed, Inc.[1]	2,093,227	53,796
	Sage Group PLC (The)	3,739,105	48,849
	MongoDB, Inc., Class A1	204,126	48,186
	GitLab, Inc., Class A1	943,329	44,516
	Zeta Global Holdings Corp., Class A1	2,579,586	42,125
	Dell Technologies, Inc., Class C	300,000	41,868
	Datadog, Inc., Class A1	330,750	36,442
	ON Semiconductor Corp.[1]	494,480	36,117
	Smartsheet, Inc., Class A1	939,057	34,745
	Cloudflare, Inc., Class A1	451,804	30,583
	HubSpot, Inc.[1]	49,463	30,224
	ULVAC, Inc.[2]	375,400	26,814
	Snowflake, Inc., Class A1	165,315	22,513
	DoubleVerify Holdings, Inc.[1]	1,095,296	19,934
	Globant SA1	119,374	19,234
	Elastic NV, non-registered shares[1]	170,345	17,724
	Nutanix, Inc., Class A1	288,349	15,950
	Samsung Electronics Co., Ltd.	286,030	15,322
	Autodesk, Inc.[1]	72,431	14,602
	OBIC Co., Ltd.	98,600	12,780
	Qorvo, Inc.[1]	129,122	12,704
	Klaviyo, Inc., Class A1	338,194	7,657
	Stripe, Inc., Class B1,3,4	63,586	1,653
			11,809,599

Health care 17.76%
	Eli Lilly and Co.	949,040	778,535
	UnitedHealth Group, Inc.	1,484,215	735,236
	Novo Nordisk AS, Class B	4,524,567	611,807
	Thermo Fisher Scientific, Inc.	1,056,884	600,289
	Vertex Pharmaceuticals, Inc.[1]	1,009,322	459,585
	Molina Healthcare, Inc.[1]	696,104	218,980
	Insulet Corp.[1]	1,141,816	202,318
	Stryker Corp.	547,665	186,803
	AstraZeneca PLC	689,585	107,231

1	The New Economy Fund

Common stocks (continued)		Shares	Value (000)
Health care (continued)
	AstraZeneca PLC (ADR)	738,310	$57,603
	GE HealthCare Technologies, Inc.	1,859,833	145,067
	ICON PLC[1]	441,521	143,415
	Alnylam Pharmaceuticals, Inc.[1]	888,487	131,878
	Bachem Holding AG	1,079,575	97,064
	Regeneron Pharmaceuticals, Inc.[1]	89,947	88,162
	DexCom, Inc.[1]	720,669	85,594
	Lonza Group AG	154,636	84,346
	Exact Sciences Corp.[1]	1,838,120	83,543
	Catalent, Inc.[1]	1,528,968	82,243
	Abbott Laboratories	803,829	82,143
	Cencora, Inc.	353,957	80,196
	Argenx SE (ADR)[1]	215,778	80,058
	Humana, Inc.	200,645	71,855
	iRhythm Technologies, Inc.[1]	797,214	70,322
	Illumina, Inc.[1]	659,422	68,765
	EssilorLuxottica SA	299,497	67,008
	Daiichi Sankyo Co., Ltd.	1,347,945	47,844
	Zoetis, Inc., Class A	267,352	45,332
	Centene Corp.[1]	585,835	41,940
	IQVIA Holdings, Inc.[1]	169,945	37,233
	agilon health, Inc.[1]	5,892,524	37,123
	Gilead Sciences, Inc.	575,810	37,007
	WuXi AppTec Co., Ltd., Class H2	6,441,652	28,104
	Vaxcyte, Inc.[1]	396,483	27,861
	Align Technology, Inc.[1]	92,479	23,787
	Denali Therapeutics, Inc.[1]	1,141,800	21,192
	BridgeBio Pharma, Inc.[1]	674,110	18,882
	Revance Therapeutics, Inc.[1,5]	6,334,383	17,990
	AbbVie, Inc.	108,270	17,457
	HOYA Corp.	128,600	15,653
	BioMarin Pharmaceutical, Inc.[1]	183,501	13,775
	Krystal Biotech, Inc.[1]	64,206	10,276
			5,861,502

Industrials 10.89%
	TransDigm Group, Inc.	335,495	450,647
	Dayforce, Inc.[1]	7,114,392	351,878
	Safran SA	1,480,532	347,884
	General Electric Co.	2,081,222	343,693
	Airbus SE, non-registered shares	1,845,087	313,243
	Rolls-Royce Holdings PLC[1]	32,763,242	190,454
	Uber Technologies, Inc.[1]	1,963,446	126,760
	L3Harris Technologies, Inc.	532,446	119,710
	Quanta Services, Inc.	421,545	116,321
	Copart, Inc.[1]	2,125,862	112,798
	Ryanair Holdings PLC (ADR)	918,575	111,736
	Carrier Global Corp.	1,669,145	105,473
	GE Vernova, Inc.[1]	460,982	81,087
	RTX Corp.	716,413	77,237
	United Rentals, Inc.	114,734	76,804
	Recruit Holdings Co., Ltd.	1,376,200	69,856
	Deere & Co.	184,743	69,234
	Siemens AG	338,528	64,840
	Generac Holdings, Inc.[1]	413,365	60,851
	Republic Services, Inc.	318,272	58,941
	Weir Group PLC (The)	1,939,433	52,807
	Ingersoll-Rand, Inc.	498,486	46,384
	Melrose Industries PLC	5,721,873	45,374
	XPO, Inc.[1]	377,949	40,433
	Boeing Co.[1]	220,149	39,101
	NIBE Industrier AB, Class B	6,667,227	34,221
	Union Pacific Corp.	131,861	30,700
	Saia, Inc.[1]	57,878	23,700
	CSX Corp.	562,891	18,998
	Shenzhen Inovance Technology Co., Ltd., Class A	1,853,527	14,842
			3,596,007

The New Economy Fund	2

Common stocks (continued)		Shares	Value (000)

Consumer discretionary 10.18%
	Amazon.com, Inc.[1]	6,015,475	$1,061,370
	MercadoLibre, Inc.[1]	367,546	634,230
	LVMH Moët Hennessy-Louis Vuitton SE	238,002	191,257
	Flutter Entertainment PLC[1]	904,826	173,808
	Floor & Decor Holdings, Inc., Class A1	1,382,936	161,610
	Chipotle Mexican Grill, Inc.[1]	47,674	149,197
	Hilton Worldwide Holdings, Inc.	665,600	133,519
	Evolution AB	1,129,309	121,688
	Viking Holdings, Ltd.[1]	3,564,600	111,964
	Amadeus IT Group SA, Class A, non-registered shares	1,205,641	85,834
	Booking Holdings, Inc.	20,958	79,145
	Tesla, Inc.[1]	396,080	70,534
	Trip.com Group, Ltd. (ADR)[1]	1,151,543	59,316
	Home Depot, Inc.	176,700	59,171
	YUM! Brands, Inc.	396,757	54,526
	O’Reilly Automotive, Inc.[1]	54,092	52,105
	adidas AG	176,978	44,505
	Airbnb, Inc., Class A1	272,026	39,425
	Light & Wonder, Inc.[1]	237,417	22,669
	DoorDash, Inc., Class A1	184,588	20,325
	CAVA Group, Inc.[1]	215,673	19,961
	Sony Group Corp.	164,900	13,552
			3,359,711

Financials 10.09%
	Mastercard, Inc., Class A	998,299	446,310
	NU Holdings, Ltd. / Cayman Islands, Class A1	28,990,419	344,406
	Visa, Inc., Class A	1,204,794	328,258
	Fiserv, Inc.[1]	2,158,502	323,257
	KKR & Co., Inc.	2,762,329	284,078
	RenaissanceRe Holdings, Ltd.	742,283	169,137
	BlackRock, Inc.	160,595	123,984
	Berkshire Hathaway, Inc., Class B1	278,143	115,263
	Affirm Holdings, Inc., Class A1	3,688,175	107,953
	Adyen NV1	71,022	92,457
	Marsh & McLennan Companies, Inc.	377,918	78,448
	JPMorgan Chase & Co.	383,991	77,808
	Axis Bank, Ltd.	5,460,000	76,354
	HDFC Bank, Ltd.	3,016,422	55,277
	HDFC Bank, Ltd. (ADR)	332,718	19,261
	Intercontinental Exchange, Inc.	489,729	65,575
	3i Group PLC	1,722,250	63,541
	Arthur J. Gallagher & Co.	245,375	62,161
	Apollo Asset Management, Inc.	499,737	58,049
	Blackstone, Inc.	479,048	57,725
	Bajaj Finserv, Ltd.	2,787,500	51,196
	AIA Group, Ltd.	6,350,800	49,361
	Aon PLC, Class A	169,164	47,643
	ICICI Bank, Ltd.	3,500,000	47,252
	Brookfield Corp., Class A	971,777	42,263
	Star Health & Allied Insurance Co., Ltd.[1]	5,076,975	31,751
	First Citizens BancShares, Inc., Class A	17,973	30,526
	Block, Inc., Class A1	454,099	29,099
	MSCI, Inc.	51,472	25,488
	Discover Financial Services	190,987	23,427
	GMO Payment Gateway, Inc.	64,500	2,815
			3,330,123

Communication services 8.43%
	Meta Platforms, Inc., Class A	2,499,848	1,167,004
	Alphabet, Inc., Class A	3,374,532	582,107
	Alphabet, Inc., Class C	3,043,223	529,399
	Netflix, Inc.[1]	244,277	156,733
	T-Mobile US, Inc.	360,869	63,138
	New York Times Co., Class A	1,013,985	51,916
	Epic Games, Inc.[1,3,4]	84,438	50,663
	Live Nation Entertainment, Inc.[1]	538,577	50,486
	Warner Music Group Corp., Class A2	1,397,783	41,626

3	The New Economy Fund

Common stocks (continued)		Shares	Value (000)
Communication services (continued)
	Take-Two Interactive Software, Inc.[1]	255,697	$41,003
	Comcast Corp., Class A	921,552	36,890
	Tencent Holdings, Ltd.	223,800	10,382
			2,781,347

Energy 2.30%
	Viper Energy, Inc., Class A	3,753,646	144,365
	Halliburton Co.	3,894,988	142,946
	Transocean, Ltd.[1]	22,597,924	140,107
	Noble Corp. PLC, Class A	2,520,198	117,088
	TechnipFMC PLC	2,725,762	71,388
	Baker Hughes Co., Class A	2,084,527	69,790
	Reliance Industries, Ltd.	1,402,547	48,180
	Schlumberger NV	574,890	26,382
			760,246

Consumer staples 1.62%
	Performance Food Group Co.[1]	1,604,811	111,695
	Philip Morris International, Inc.	872,912	88,496
	Kroger Co.	1,357,954	71,116
	Costco Wholesale Corp.	82,236	66,602
	Dollar General Corp.	465,667	63,754
	Dollar Tree Stores, Inc.[1]	425,863	50,231
	Monster Beverage Corp.[1]	718,572	37,308
	Ocado Group PLC[1]	4,789,992	23,180
	Target Corp.	142,374	22,233
			534,615

Materials 0.67%
	Air Products and Chemicals, Inc.	585,372	156,119
	Linde PLC	107,801	46,949
	Air Liquide SA	91,752	18,047
			221,115

Utilities 0.13%
	Talen Energy Corp.[1,2]	359,752	41,426

Real estate 0.02%
	Equinix, Inc. REIT	9,593	7,319
	Total common stocks (cost: $19,586,781,000)		32,303,010
Preferred securities 0.04%
Information technology 0.04%
	Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,3,4]	218,360	5,677
	Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,3,4]	128,963	3,353
	Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,3,4]	77,454	2,014
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	22,617	588
	Total preferred securities (cost: $10,178,000)		11,632
Convertible stocks 0.10%
Information technology 0.10%
	Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[3,4]	30,562,347	32,684
	Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[3,4]	922,043	986
	Total convertible stocks (cost: $25,986,000)		33,670
Short-term securities 1.73%
Money market investments 1.71%
	Capital Group Central Cash Fund 5.36%[5,6]	5,663,692	566,482

The New Economy Fund	4

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.02%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[6,7]	5,095,726	$5,095
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.23%[6,7]	716,024	716
		5,811
Total short-term securities (cost: $572,147,000)		572,293
Total investment securities 99.74% (cost: $20,195,092,000)		32,920,605
Other assets less liabilities 0.26%		84,595
Net assets 100.00%		$33,005,200
Investments in affiliates5

	Value at 12/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2024 (000)	Dividend or interest income (000)
Common stocks 0.06%
Health care 0.06%
Revance Therapeutics, Inc. [1]	$30,321	$12,220	$28	$(10)	$(24,513)	$17,990	$—
agilon health, Inc.[1,8]	235,876	—	102,084	(156,452)	59,783	—	—
						17,990
Short-term securities 1.71%
Money market investments 1.71%
Capital Group Central Cash Fund 5.36% [6]	1,547,846	1,760,879	2,742,363	222	(102)	566,482	25,766
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.36% [6]	2,191		2,191 [9]			—	— [10]
Total short-term securities						566,482
Total 1.77%				$(156,240)	$35,168	$584,472	$25,766
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Epic Games, Inc.[1,3]	3/29/2021	$74,728	$50,663	.16%
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[3]	2/18/2022	25,000	32,684.10
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[3]	6/27/2023	986	986	.00 [11]
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,3]	8/24/2023	4,703	5,677.02
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,3]	9/29/2023	2,899	3,353.01
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,3]	8/24/2023	1,668	2,014.01
Stripe, Inc., Class B1,3	5/6/2021 - 8/24/2023	2,347	1,653	.00 [11]
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	908	588	.00 [11]
Total		$113,239	$97,618	.30%

5	The New Economy Fund

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $9,121,000, which represented .03% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $97,618,000, which represented .30% of the net assets of the fund.

[5]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Rate represents the seven-day yield at 5/31/2024.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Affiliated issuer during the reporting period but no longer an affiliate at 5/31/2024. Refer to the investment portfolio for the security value at 5/31/2024.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[11]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

The New Economy Fund	6

Financial statements
Statement of assets and liabilities at May 31, 2024unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $9,121 of investment securities on loan):
Unaffiliated issuers (cost: $19,531,867)	$32,336,133
Affiliated issuers (cost: $663,225)	584,472	$32,920,605
Cash		1,269
Cash denominated in currencies other than U.S. dollars (cost: $4,559)		4,564
Cash collateral received for securities on loan		646
Receivables for:
Sales of investments	132,560
Sales of fund’s shares	22,709
Dividends and interest	18,573
Securities lending income	— *
Other	2	173,844
		33,100,928
Liabilities:
Collateral for securities on loan		6,457
Payables for:
Purchases of investments	58,024
Repurchases of fund’s shares	11,318
Investment advisory services	10,302
Services provided by related parties	5,254
Trustees’ deferred compensation	3,559
Other	814	89,271
Net assets at May 31, 2024		$33,005,200
Net assets consist of:
Capital paid in on shares of beneficial interest		$19,331,784
Total distributable earnings (accumulated loss)		13,673,416
Net assets at May 31, 2024		$33,005,200
*
Amount less than one thousand.
Refer to the notes to financial statements.

7	The New Economy Fund

Financial statements (continued)
Statement of assets and liabilities at May 31, 2024 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (555,895 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$16,050,150	270,044	$59.44
Class C	293,292	5,942	49.36
Class T	15	— *	59.66
Class F-1	244,800	4,105	59.63
Class F-2	3,011,312	50,569	59.55
Class F-3	1,311,474	21,922	59.83
Class 529-A	994,007	16,978	58.55
Class 529-C	26,022	519	50.15
Class 529-E	34,678	609	56.90
Class 529-T	22	— *	59.60
Class 529-F-1	13	— *	58.60
Class 529-F-2	123,222	2,069	59.56
Class 529-F-3	13	— *	59.55
Class R-1	24,409	473	51.61
Class R-2	202,573	3,894	52.02
Class R-2E	17,190	302	56.96
Class R-3	284,394	4,989	57.01
Class R-4	260,371	4,435	58.71
Class R-5E	85,872	1,451	59.17
Class R-5	84,660	1,407	60.19
Class R-6	9,956,711	166,187	59.91
*
Amount less than one thousand.
Refer to the notes to financial statements.

The New Economy Fund	8

Financial statements (continued)
Statement of operations for the six months ended May 31, 2024unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $5,126; also includes $25,766 from affiliates)	$158,680
Interest from unaffiliated issuers	959
Securities lending income (net of fees)	103	$159,742
Fees and expenses*:
Investment advisory services	58,994
Distribution services	23,701
Transfer agent services	10,912
Administrative services	4,811
529 plan services	324
Reports to shareholders	363
Registration statement and prospectus	316
Trustees’ compensation	683
Auditing and legal	61
Custodian	476
Other	36	100,677
Net investment income		59,065
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $1,593):
Unaffiliated issuers	1,107,522
Affiliated issuers	(156,240)
In-kind redemptions	18,039
Currency transactions	(127)	969,194
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $418):
Unaffiliated issuers	3,635,080
Affiliated issuers	35,168
Currency translations	(237)	3,670,011
Net realized gain (loss) and unrealized appreciation (depreciation)		4,639,205
Net increase (decrease) in net assets resulting from operations		$4,698,270
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

9	The New Economy Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended May 31,	Year ended November 30,
	2024*	2023

Operations:
Net investment income	$59,065	$161,952
Net realized gain (loss)	969,194	1,298,767
Net unrealized appreciation (depreciation)	3,670,011	2,872,298
Net increase (decrease) in net assets resulting from operations	4,698,270	4,333,017
Distributions paid to shareholders	(1,213,288)	(29,919)
Net capital share transactions	183,932	(681,405)
Total increase (decrease) in net assets	3,668,914	3,621,693
Net assets:
Beginning of period	29,336,286	25,714,593
End of period	$33,005,200	$29,336,286
*
Unaudited.
Refer to the notes to financial statements.

The New Economy Fund	10

Notes to financial statementsunaudited
1. Organization

The New Economy Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term growth of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

11	The New Economy Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

The New Economy Fund	12

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,742,848	$2,065,098	$1,653	$11,809,599
Health care	4,802,445	1,059,057	—	5,861,502
Industrials	2,462,486	1,133,521	—	3,596,007
Consumer discretionary	2,902,875	456,836	—	3,359,711
Financials	2,860,119	470,004	—	3,330,123
Communication services	2,720,302	10,382	50,663	2,781,347
Energy	712,066	48,180	—	760,246
Consumer staples	511,435	23,180	—	534,615
Materials	203,068	18,047	—	221,115
Utilities	41,426	—	—	41,426
Real estate	7,319	—	—	7,319
Preferred securities	—	—	11,632	11,632
Convertible stocks	—	—	33,670	33,670
Short-term securities	572,293	—	—	572,293
Total	$27,538,682	$5,284,305	$97,618	$32,920,605

13	The New Economy Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may also be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

The New Economy Fund	14

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be  more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

15	The New Economy Fund

As of May 31, 2024, the total value of securities on loan was $9,121,000, and the total value of collateral received was $9,504,000. Collateral received includes cash of $6,457,000 and U.S. government securities of $3,047,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended May 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended May 31, 2024, the fund recognized $1,529,000 in EU reclaims (net of $14,000 in fees and the effect of realized gain or loss from currency translations) and $143,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$108,262
Undistributed long-term capital gains	1,104,679
Post-October capital loss deferral*	(57,748)
*
This deferral is considered incurred in the subsequent year.
As of May 31, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$13,234,983
Gross unrealized depreciation on investments	(529,685)
Net unrealized appreciation (depreciation) on investments	12,705,298
Cost of investments	20,215,307

The New Economy Fund	16

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended May 31, 2024			Year ended November 30, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$34,569	$537,772	$572,341	$—	$—	$—
Class C	—	12,734	12,734	—	—	—
Class T	— †	— †	— †	— †	—	— †
Class F-1	409	8,214	8,623	—	—	—
Class F-2	12,476	97,198	109,674	4,009	—	4,009
Class F-3	6,546	42,800	49,346	3,054	—	3,054
Class 529-A	1,949	33,581	35,530	—	—	—
Class 529-C	—	1,109	1,109	—	—	—
Class 529-E	—	1,225	1,225	—	—	—
Class 529-T	— †	1	1	— †	—	— †
Class 529-F-1	— †	— †	— †	— †	—	— †
Class 529-F-2	501	3,837	4,338	157	—	157
Class 529-F-3	— †	— †	— †	— †	—	— †
Class R-1	—	938	938	—	—	—
Class R-2	—	7,750	7,750	—	—	—
Class R-2E	—	550	550	—	—	—
Class R-3	—	9,949	9,949	—	—	—
Class R-4	624	9,426	10,050	—	—	—
Class R-5E	331	2,841	3,172	88	—	88
Class R-5	404	2,893	3,297	182	—	182
Class R-6	50,832	331,829	382,661	22,429	—	22,429
Total	$108,641	$1,104,647	$1,213,288	$29,919	$—	$29,919
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.340% on such assets in excess of $34 billion. For the six months ended May 31, 2024, the investment advisory services fees were $58,994,000, which were equivalent to an annualized rate of 0.368% of average daily net assets.

17	The New Economy Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended May 31, 2024, the 529 plan services fees were $324,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

The New Economy Fund	18

For the six months ended May 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$18,728	$7,846	$2,337	Not applicable
Class C	1,485	152	45	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	291	165	36	Not applicable
Class F-2	Not applicable	1,453	429	Not applicable
Class F-3	Not applicable	3	189	Not applicable
Class 529-A	1,066	454	144	$273
Class 529-C	130	13	4	8
Class 529-E	84	10	5	10
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	36	17	33
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	118	11	4	Not applicable
Class R-2	739	325	30	Not applicable
Class R-2E	48	16	2	Not applicable
Class R-3	689	197	41	Not applicable
Class R-4	323	124	39	Not applicable
Class R-5E	Not applicable	61	12	Not applicable
Class R-5	Not applicable	20	12	Not applicable
Class R-6	Not applicable	26	1,465	Not applicable

Total class-specific expenses	$23,701	$10,912	$4,811	$324
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $683,000 in the fund’s statement of operations reflects $79,000 in current fees (either paid in cash or deferred) and a net increase of $604,000 in the value of the deferred amounts.
Affiliated officers and trustees— Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $408,934,000 and $111,977,000, respectively, which generated $22,227,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2024.

19	The New Economy Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended May 31, 2024
Class A	$436,024	7,683	$561,696	10,584	$(940,848)	(16,598)	$56,872	1,669
Class C	16,924	357	12,708	287	(53,999)	(1,136)	(24,367)	(492)
Class T	—	—	—	—	—	—	—	—
Class F-1	15,544	272	8,502	160	(24,585)	(431)	(539)	1
Class F-2	352,334	6,157	106,949	2,014	(341,462)	(6,004)	117,821	2,167
Class F-3	122,689	2,150	49,061	920	(149,268)	(2,625)	22,482	445
Class 529-A	50,283	903	35,509	679	(74,617)	(1,342)	11,175	240
Class 529-C	2,940	61	1,109	25	(6,802)	(142)	(2,753)	(56)
Class 529-E	1,508	28	1,225	24	(3,071)	(58)	(338)	(6)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	12,972	229	4,337	82	(8,694)	(153)	8,615	158
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,213	25	939	20	(7,576)	(161)	(5,424)	(116)
Class R-2	18,196	367	7,746	166	(25,063)	(507)	879	26
Class R-2E	1,863	34	550	11	(892)	(16)	1,521	29
Class R-3	25,767	471	9,908	195	(35,071)	(648)	604	18
Class R-4	17,808	318	10,045	192	(43,017)	(770)	(15,164)	(260)
Class R-5E	6,768	120	3,172	60	(8,061)	(143)	1,879	37
Class R-5	4,457	77	3,294	61	(9,952)	(172)	(2,201)	(34)
Class R-6	301,305	5,302	379,189	7,099	(667,625)	(11,260)	12,869	1,141
Total net increase (decrease)	$1,388,595	24,554	$1,195,940	22,579	$(2,400,603)	(42,166)	$183,932	4,967
Refer to the end of the table for footnotes.

The New Economy Fund	20

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended November 30, 2023
Class A	$685,423	14,106	$—	—	$(1,458,452)	(30,190)	$(773,029)	(16,084)
Class C	28,217	691	— †	— †	(96,554)	(2,368)	(68,337)	(1,677)
Class T	—	—	—	—	—	—	—	—
Class F-1	10,613	216	—	—	(39,618)	(809)	(29,005)	(593)
Class F-2	521,650	10,632	3,886	86	(492,943)	(10,150)	32,593	568
Class F-3	197,967	4,053	3,022	66	(224,404)	(4,590)	(23,415)	(471)
Class 529-A	70,390	1,468	—	—	(113,871)	(2,374)	(43,481)	(906)
Class 529-C	4,640	112	—	—	(12,396)	(300)	(7,756)	(188)
Class 529-E	2,021	43	—	—	(4,794)	(101)	(2,773)	(58)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	17,779	367	156	3	(12,936)	(265)	4,999	105
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	2,728	64	—	—	(6,004)	(140)	(3,276)	(76)
Class R-2	29,870	694	—	—	(38,935)	(909)	(9,065)	(215)
Class R-2E	3,010	65	—	—	(2,027)	(46)	983	19
Class R-3	40,123	857	—	—	(57,863)	(1,243)	(17,740)	(386)
Class R-4	28,463	588	—	—	(52,594)	(1,101)	(24,131)	(513)
Class R-5E	11,006	228	88	2	(11,157)	(231)	(63)	(1)
Class R-5	8,632	175	182	4	(16,899)	(343)	(8,085)	(164)
Class R-6	573,961	11,913	22,225	490	(306,010)	(6,118)	290,176	6,285
Total net increase (decrease)	$2,236,493	46,272	$29,559	651	$(2,947,457)	(61,278)	$(681,405)	(14,355)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $5,756,392,000 and $5,913,693,000, respectively, during the six months ended May 31, 2024.

21	The New Economy Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
5/31/2024[5,6]	$53.28	$.07	$8.23	$8.30	$(.13 )	$(2.01)	$(2.14)	$59.44	16.06%[7]	$16,050	.75%[8]	.75%[8]	.24%[8]
11/30/2023	45.55	.23	7.50	7.73	—	—	—	53.28	16.97	14,299.77		.77	.47
11/30/2022	65.43	.08	(15.29)	(15.21)	—	(4.67)	(4.67)	45.55	(25.03)	12,957.75		.75	.16
11/30/2021	57.74	(.12 )	9.28	9.16	(.01 )	(1.46)	(1.47)	65.43	16.18	18,597.74		.74	(.20 )
11/30/2020	47.60	.10	13.40	13.50	(.15 )	(3.21)	(3.36)	57.74	30.27	16,314.77		.77	.21
11/30/2019	45.74	.23	5.52	5.75	(.24 )	(3.65)	(3.89)	47.60	14.56	13,160.78		.78	.51
Class C:
5/31/2024[5,6]	44.63	(.12 )	6.86	6.74	—	(2.01)	(2.01)	49.36	15.62 [7]	293	1.51 [8]	1.51 [8]	(.51 )[8]
11/30/2023	38.45	(.11 )	6.29	6.18	—	—	—	44.63	16.07	287	1.52	1.52	(.28 )
11/30/2022	56.34	(.25 )	(12.97)	(13.22)	—	(4.67)	(4.67)	38.45	(25.58)	312	1.51	1.51	(.61 )
11/30/2021	50.27	(.51 )	8.04	7.53	—	(1.46)	(1.46)	56.34	15.30	539	1.49	1.49	(.94 )
11/30/2020	42.01	(.21 )	11.68	11.47	—	(3.21)	(3.21)	50.27	29.30	544	1.51	1.51	(.50 )
11/30/2019	40.90	(.10 )	4.86	4.76	—	(3.65)	(3.65)	42.01	13.69	531	1.55	1.55	(.25 )
Class T:
5/31/2024[5,6]	53.55	.14	8.25	8.39	(.27 )	(2.01)	(2.28)	59.66	16.20 [7,9]	— [10]	.49 [8,9]	.49 [8,9]	.50 [8,9]
11/30/2023	45.75	.37	7.53	7.90	(.10 )	—	(.10 )	53.55	17.30 [9]	— [10]	.49 [9]	.49 [9]	.75 [9]
11/30/2022	65.54	.20	(15.32)	(15.12)	—	(4.67)	(4.67)	45.75	(24.84)[9]	— [10]	.50 [9]	.50 [9]	.41 [9]
11/30/2021	57.82	.02	9.29	9.31	(.13 )	(1.46)	(1.59)	65.54	16.44 [9]	— [10]	.51 [9]	.51 [9]	.03 [9]
11/30/2020	47.66	.21	13.41	13.62	(.25 )	(3.21)	(3.46)	57.82	30.57 [9]	— [10]	.53 [9]	.53 [9]	.44 [9]
11/30/2019	45.80	.33	5.51	5.84	(.33 )	(3.65)	(3.98)	47.66	14.83 [9]	— [10]	.54 [9]	.54 [9]	.75 [9]
Class F-1:
5/31/2024[5,6]	53.43	.06	8.25	8.31	(.10 )	(2.01)	(2.11)	59.63	16.02 [7]	245	.79 [8]	.79 [8]	.20 [8]
11/30/2023	45.70	.21	7.52	7.73	—	—	—	53.43	16.92	219.81		.81	.44
11/30/2022	65.65	.05	(15.33)	(15.28)	—	(4.67)	(4.67)	45.70	(25.06)	215.80		.80	.11
11/30/2021	57.95	(.15 )	9.31	9.16	—	(1.46)	(1.46)	65.65	16.12	345.79		.79	(.24 )
11/30/2020	47.76	.09	13.44	13.53	(.13 )	(3.21)	(3.34)	57.95	30.21	363.80		.80	.19
11/30/2019	45.85	.21	5.54	5.75	(.19 )	(3.65)	(3.84)	47.76	14.50	329.83		.83	.47
Class F-2:
5/31/2024[5,6]	53.44	.14	8.24	8.38	(.26 )	(2.01)	(2.27)	59.55	16.19 [7]	3,011	.51 [8]	.51 [8]	.48 [8]
11/30/2023	45.66	.35	7.51	7.86	(.08 )	—	(.08 )	53.44	17.26	2,587.52		.52	.72
11/30/2022	65.43	.19	(15.29)	(15.10)	—	(4.67)	(4.67)	45.66	(24.84)	2,184.52		.52	.40
11/30/2021	57.73	.02	9.28	9.30	(.14 )	(1.46)	(1.60)	65.43	16.43	3,025.51		.51	.03
11/30/2020	47.58	.20	13.41	13.61	(.25 )	(3.21)	(3.46)	57.73	30.58	2,439.52		.52	.41
11/30/2019	45.75	.33	5.50	5.83	(.35 )	(3.65)	(4.00)	47.58	14.81	1,586.55		.55	.75
Class F-3:
5/31/2024[5,6]	53.70	.17	8.28	8.45	(.31 )	(2.01)	(2.32)	59.83	16.25 [7]	1,312	.41 [8]	.41 [8]	.59 [8]
11/30/2023	45.89	.41	7.54	7.95	(.14 )	—	(.14 )	53.70	17.38	1,153.41		.41	.83
11/30/2022	65.66	.25	(15.35)	(15.10)	—	(4.67)	(4.67)	45.89	(24.76)	1,007.41		.41	.51
11/30/2021	57.91	.08	9.30	9.38	(.17 )	(1.46)	(1.63)	65.66	16.55	1,332.41		.41	.13
11/30/2020	47.72	.25	13.44	13.69	(.29 )	(3.21)	(3.50)	57.91	30.73	1,004.44		.43	.52
11/30/2019	45.87	.37	5.52	5.89	(.39 )	(3.65)	(4.04)	47.72	14.93	705.45		.45	.84
Class 529-A:
5/31/2024[5,6]	52.51	.06	8.11	8.17	(.12 )	(2.01)	(2.13)	58.55	16.03 [7]	994	.78 [8]	.78 [8]	.21 [8]
11/30/2023	44.91	.21	7.39	7.60	—	—	—	52.51	16.92	879.80		.80	.44
11/30/2022	64.58	.06	(15.06)	(15.00)	—	(4.67)	(4.67)	44.91	(25.04)	792.78		.78	.13
11/30/2021	57.02	(.14 )	9.17	9.03	(.01 )	(1.46)	(1.47)	64.58	16.13	1,109.77		.77	(.22 )
11/30/2020	47.05	.08	13.23	13.31	(.13 )	(3.21)	(3.34)	57.02	30.23	956.80		.80	.16
11/30/2019	45.25	.20	5.46	5.66	(.21 )	(3.65)	(3.86)	47.05	14.51	694.83		.83	.46
Refer to the end of the table for footnotes.

The New Economy Fund	22

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
5/31/2024[5,6]	$45.32	$(.13 )	$6.97	$6.84	$—	$(2.01)	$(2.01)	$50.15	15.60%[7]	$26	1.55%[8]	1.55%[8]	(.55 )%[8]
11/30/2023	39.06	(.14 )	6.40	6.26	—	—	—	45.32	16.00	26	1.58	1.58	(.34 )
11/30/2022	57.20	(.28 )	(13.19)	(13.47)	—	(4.67)	(4.67)	39.06	(25.62)	30	1.56	1.56	(.66 )
11/30/2021	51.04	(.54 )	8.16	7.62	—	(1.46)	(1.46)	57.20	15.26	53	1.52	1.52	(.98 )
11/30/2020	42.62	(.18 )	11.81	11.63	—	(3.21)	(3.21)	51.04	29.25	57	1.56	1.56	(.43 )
11/30/2019	41.45	(.12 )	4.94	4.82	—	(3.65)	(3.65)	42.62	13.62	106	1.59	1.59	(.30 )
Class 529-E:
5/31/2024[5,6]	51.04	(.01 )	7.88	7.87	—	(2.01)	(2.01)	56.90	15.90 [7]	35	1.02 [8]	1.02 [8]	(.02 )[8]
11/30/2023	43.75	.10	7.19	7.29	—	—	—	51.04	16.66	31	1.04	1.04	.20
11/30/2022	63.19	(.05 )	(14.72)	(14.77)	—	(4.67)	(4.67)	43.75	(25.23)	30	1.02	1.02	(.11 )
11/30/2021	55.95	(.28 )	8.98	8.70	—	(1.46)	(1.46)	63.19	15.85	43	1.01	1.01	(.46 )
11/30/2020	46.24	(.02 )	12.97	12.95	(.03 )	(3.21)	(3.24)	55.95	29.89	38	1.03	1.03	(.05 )
11/30/2019	44.52	.10	5.37	5.47	(.10 )	(3.65)	(3.75)	46.24	14.24	31	1.07	1.07	.23
Class 529-T:
5/31/2024[5,6]	53.48	.12	8.25	8.37	(.24 )	(2.01)	(2.25)	59.60	16.17 [7,9]	— [10]	.56 [8,9]	.56 [8,9]	.43 [8,9]
11/30/2023	45.69	.34	7.52	7.86	(.07 )	—	(.07 )	53.48	17.23 [9]	— [10]	.54 [9]	.54 [9]	.70 [9]
11/30/2022	65.49	.18	(15.31)	(15.13)	—	(4.67)	(4.67)	45.69	(24.88)[9]	— [10]	.55 [9]	.55 [9]	.36 [9]
11/30/2021	57.79	(.02 )	9.28	9.26	(.10 )	(1.46)	(1.56)	65.49	16.37 [9]	— [10]	.57 [9]	.57 [9]	(.02 )[9]
11/30/2020	47.64	.19	13.40	13.59	(.23 )	(3.21)	(3.44)	57.79	30.50 [9]	— [10]	.58 [9]	.58 [9]	.39 [9]
11/30/2019	45.78	.31	5.51	5.82	(.31 )	(3.65)	(3.96)	47.64	14.78 [9]	— [10]	.59 [9]	.59 [9]	.70 [9]
Class 529-F-1:
5/31/2024[5,6]	52.60	.11	8.11	8.22	(.21 )	(2.01)	(2.22)	58.60	16.12 [7,9]	— [10]	.61 [8,9]	.61 [8,9]	.38 [8,9]
11/30/2023	44.95	.29	7.40	7.69	(.04 )	—	(.04 )	52.60	17.13 [9]	— [10]	.63 [9]	.63 [9]	.61 [9]
11/30/2022	64.53	.15	(15.06)	(14.91)	—	(4.67)	(4.67)	44.95	(24.91)[9]	— [10]	.61 [9]	.61 [9]	.30 [9]
11/30/2021	57.05	(.03 )	9.15	9.12	(.18 )	(1.46)	(1.64)	64.53	16.34 [9]	— [10]	.59 [9]	.59 [9]	(.05 )[9]
11/30/2020	47.04	.21	13.23	13.44	(.22 )	(3.21)	(3.43)	57.05	30.58 [9]	— [10]	.58 [9]	.58 [9]	.46 [9]
11/30/2019	45.28	.30	5.44	5.74	(.33 )	(3.65)	(3.98)	47.04	14.75	65.61		.61	.68
Class 529-F-2:
5/31/2024[5,6]	53.46	.13	8.24	8.37	(.26 )	(2.01)	(2.27)	59.56	16.17 [7]	123	.53 [8]	.53 [8]	.47 [8]
11/30/2023	45.67	.36	7.52	7.88	(.09 )	—	(.09 )	53.46	17.28	102.51		.51	.73
11/30/2022	65.45	.19	(15.30)	(15.11)	—	(4.67)	(4.67)	45.67	(24.86)	83.52		.52	.40
11/30/2021	57.74	(.01 )	9.29	9.28	(.11 )	(1.46)	(1.57)	65.45	16.39	107.55		.55	(.01 )
11/30/2020[5,11]	52.00	(.01 )	5.75	5.74	—	—	—	57.74	11.06 [7]	84	.04 [7]	.04 [7]	(.01 )[7]
Class 529-F-3:
5/31/2024[5,6]	53.44	.15	8.24	8.39	(.27 )	(2.01)	(2.28)	59.55	16.22 [7]	— [10]	.47 [8]	.47 [8]	.52 [8]
11/30/2023	45.67	.37	7.51	7.88	(.11 )	—	(.11 )	53.44	17.30	— [10]	.48	.48	.75
11/30/2022	65.41	.22	(15.29)	(15.07)	—	(4.67)	(4.67)	45.67	(24.81)	— [10]	.47	.47	.44
11/30/2021	57.74	.05	9.27	9.32	(.19 )	(1.46)	(1.65)	65.41	16.48	— [10]	.50	.47	.07
11/30/2020[5,11]	52.00	— [12]	5.74	5.74	—	—	—	57.74	11.06 [7]	— [10]	.06 [7]	.04 [7]	(.01 )[7]
Class R-1:
5/31/2024[5,6]	46.58	(.12 )	7.16	7.04	—	(2.01)	(2.01)	51.61	15.61 [7]	24	1.49 [8]	1.49 [8]	(.50 )[8]
11/30/2023	40.11	(.11 )	6.58	6.47	—	—	—	46.58	16.13	28	1.50	1.50	(.25 )
11/30/2022	58.57	(.25 )	(13.54)	(13.79)	—	(4.67)	(4.67)	40.11	(25.58)	27	1.49	1.49	(.58 )
11/30/2021	52.21	(.54 )	8.36	7.82	—	(1.46)	(1.46)	58.57	15.28	40	1.50	1.50	(.95 )
11/30/2020	43.52	(.23 )	12.13	11.90	—	(3.21)	(3.21)	52.21	29.30	42	1.52	1.52	(.52 )
11/30/2019	42.22	(.10 )	5.05	4.95	—	(3.65)	(3.65)	43.52	13.68	39	1.55	1.55	(.25 )
Refer to the end of the table for footnotes.

23	The New Economy Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
5/31/2024[5,6]	$46.93	$(.12 )	$7.22	$7.10	$—	$(2.01)	$(2.01)	$52.02	15.62%[7]	$203	1.49%[8]	1.49%[8]	(.49 )%[8]
11/30/2023	40.42	(.11 )	6.62	6.51	—	—	—	46.93	16.10	182	1.50	1.50	(.26 )
11/30/2022	59.00	(.27 )	(13.64)	(13.91)	—	(4.67)	(4.67)	40.42	(25.60)	165	1.53	1.53	(.62 )
11/30/2021	52.59	(.55 )	8.42	7.87	—	(1.46)	(1.46)	59.00	15.29	244	1.50	1.50	(.96 )
11/30/2020	43.81	(.23 )	12.22	11.99	—	(3.21)	(3.21)	52.59	29.29	236	1.51	1.51	(.52 )
11/30/2019	42.47	(.10 )	5.09	4.99	—	(3.65)	(3.65)	43.81	13.70	203	1.55	1.55	(.25 )
Class R-2E:
5/31/2024[5,6]	51.14	(.06 )	7.89	7.83	—	(2.01)	(2.01)	56.96	15.77 [7]	17	1.20 [8]	1.20 [8]	(.21 )[8]
11/30/2023	43.91	.01	7.22	7.23	—	—	—	51.14	16.47	14	1.21	1.21	.03
11/30/2022	63.51	(.15 )	(14.78)	(14.93)	—	(4.67)	(4.67)	43.91	(25.37)	11	1.22	1.22	(.31 )
11/30/2021	56.34	(.41 )	9.04	8.63	—	(1.46)	(1.46)	63.51	15.61	15	1.21	1.21	(.67 )
11/30/2020	46.59	(.11 )	13.07	12.96	—	(3.21)	(3.21)	56.34	29.67	14	1.23	1.23	(.23 )
11/30/2019	44.88	.02	5.41	5.43	(.07 )	(3.65)	(3.72)	46.59	14.02	13	1.25	1.25	.04
Class R-3:
5/31/2024[5,6]	51.14	(.02 )	7.90	7.88	—	(2.01)	(2.01)	57.01	15.87 [7]	284	1.05 [8]	1.05 [8]	(.06 )[8]
11/30/2023	43.85	.08	7.21	7.29	—	—	—	51.14	16.62	254	1.06	1.06	.18
11/30/2022	63.34	(.07 )	(14.75)	(14.82)	—	(4.67)	(4.67)	43.85	(25.26)	235	1.07	1.07	(.15 )
11/30/2021	56.10	(.31 )	9.01	8.70	—	(1.46)	(1.46)	63.34	15.80	339	1.06	1.06	(.51 )
11/30/2020	46.34	(.03 )	13.01	12.98	(.01 )	(3.21)	(3.22)	56.10	29.88	322	1.07	1.07	(.07 )
11/30/2019	44.58	.09	5.38	5.47	(.06 )	(3.65)	(3.71)	46.34	14.20	303	1.10	1.10	.20
Class R-4:
5/31/2024[5,6]	52.66	.07	8.12	8.19	(.13 )	(2.01)	(2.14)	58.71	16.04 [7]	260	.76 [8]	.76 [8]	.24 [8]
11/30/2023	45.01	.23	7.42	7.65	—	—	—	52.66	16.97	247.76		.76	.48
11/30/2022	64.72	.07	(15.11)	(15.04)	—	(4.67)	(4.67)	45.01	(25.03)	234.76		.76	.15
11/30/2021	57.13	(.13 )	9.18	9.05	—	(1.46)	(1.46)	64.72	16.16	344.76		.76	(.21 )
11/30/2020	47.11	.11	13.24	13.35	(.12 )	(3.21)	(3.33)	57.13	30.26	344.77		.77	.23
11/30/2019	45.29	.22	5.46	5.68	(.21 )	(3.65)	(3.86)	47.11	14.54	332.80		.80	.51
Class R-5E:
5/31/2024[5,6]	53.10	.12	8.19	8.31	(.23 )	(2.01)	(2.24)	59.17	16.16 [7]	86	.56 [8]	.56 [8]	.44 [8]
11/30/2023	45.37	.33	7.46	7.79	(.06 )	—	(.06 )	53.10	17.20	75.56		.56	.68
11/30/2022	65.07	.17	(15.20)	(15.03)	—	(4.67)	(4.67)	45.37	(24.89)	64.57		.57	.35
11/30/2021	57.43	(.01 )	9.22	9.21	(.11 )	(1.46)	(1.57)	65.07	16.38	85.56		.56	(.02 )
11/30/2020	47.39	.19	13.33	13.52	(.27 )	(3.21)	(3.48)	57.43	30.53	71.56		.56	.41
11/30/2019	45.59	.26	5.53	5.79	(.34 )	(3.65)	(3.99)	47.39	14.79	55.57		.57	.59
Class R-5:
5/31/2024[5,6]	54.00	.15	8.33	8.48	(.28 )	(2.01)	(2.29)	60.19	16.22 [7]	85	.46 [8]	.46 [8]	.54 [8]
11/30/2023	46.14	.38	7.59	7.97	(.11 )	—	(.11 )	54.00	17.33	78.46		.46	.78
11/30/2022	66.03	.22	(15.44)	(15.22)	—	(4.67)	(4.67)	46.14	(24.80)	74.45		.45	.45
11/30/2021	58.23	.06	9.35	9.41	(.15 )	(1.46)	(1.61)	66.03	16.51	115.45		.45	.10
11/30/2020	47.96	.27	13.48	13.75	(.27 )	(3.21)	(3.48)	58.23	30.66	123.47		.47	.56
11/30/2019	46.07	.36	5.54	5.90	(.36 )	(3.65)	(4.01)	47.96	14.88	126.49		.49	.81
Class R-6:
5/31/2024[5,6]	53.77	.17	8.29	8.46	(.31 )	(2.01)	(2.32)	59.91	16.23 [7]	9,957	.41 [8]	.41 [8]	.59 [8]
11/30/2023	45.95	.41	7.55	7.96	(.14 )	—	(.14 )	53.77	17.40	8,875.41		.41	.83
11/30/2022	65.75	.25	(15.38)	(15.13)	—	(4.67)	(4.67)	45.95	(24.77)	7,295.41		.41	.52
11/30/2021	57.99	.08	9.32	9.40	(.18 )	(1.46)	(1.64)	65.75	16.55	8,271.41		.41	.13
11/30/2020	47.78	.24	13.47	13.71	(.29 )	(3.21)	(3.50)	57.99	30.74	6,336.42		.42	.50
11/30/2019	45.92	.38	5.52	5.90	(.39 )	(3.65)	(4.04)	47.78	14.94	3,834.44		.44	.85
Refer to the end of the table for footnotes.

The New Economy Fund	24

Financial highlights (continued)

	Six months ended May 31, 2024[5,6,7]	Year ended November 30,
		2023	2022	2021	2020	2019
Portfolio turnover rate for all share classes[13]	19%	39%	35%	28%[14]	38%	39%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for
Class 529-F-3 shares.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Amount less than $.01.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[14]
Includes the value of securities sold due to redemptions of shares in-kind. The rate would have been 27% for the year ended November 30, 2021, if the value of securities sold due to in-kind redemptions were included.

Refer to the notes to financial statements.

25	The New Economy Fund

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

The New Economy Fund	26

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks.  The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2023. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

27	The New Economy Fund

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research.  The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals.  They reviewed information on the profitability of the investment adviser and its affiliates.  The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

The New Economy Fund	28

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable, insofar as the Registrant did not have any changes in or disagreements with accountants.

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable, insofar as the Registrant did not have any proxy disclosures.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable.

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The New Economy Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 31, 2024

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: July 31, 2024